SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Nov. 30, 2021
Supplemental Cash Flows Information Abstract
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

14. SUPPLEMENTAL CASH FLOW INFORMATION

During the years ended November 30, 2021, 2020 and 2019, the Company has the following non-cash investing and financing activities:

	November 30, 2021 $	November 30, 2020 $	November 30, 2019 $
Non-cash financing activities:
Fair value of options granted and vested	1,144,342	479,107	-
Fair value of options exercised	158,106	-	13,590
Fair value of options cancelled and expired	-	-	59,553
Fair value of warrants granted	174,427	83,109	127,254
Fair value of warrants exercised	36,859	-	-
Shares issued for finders	100,500	-	-
Shares issued for options exercised	-	-	37,500
Shares issued for warrants exercised	-	-	187,120
Non-cash investing activities:
Shares to be issued for acquisition of inventory	-	-	22,800
Shares issued for consulting services	307,734	125,000	-